SCHEDULE OF COMMON STOCK (Details)	Mar. 31, 2024 shares
Tru Golf Nevada Shareholders Series A [Member]
Common stock, shares outstanding	5,750,274
Accrual Redemptions ownership percentage	43.40%
Tru Golf Nevada Shareholders Series B [Member]
Common stock, shares outstanding	1,716,860
Accrual Redemptions ownership percentage	13.00%
Private Placement Investors Two [Member]
Common stock, shares outstanding	571,450
Accrual Redemptions ownership percentage	4.30%
D M A Q Publicstockholders Three [Member]
Common stock, shares outstanding	1,460,077
Accrual Redemptions ownership percentage	11.00%
D M A Q Directorsand Officers [Member]
Common stock, shares outstanding	280,000
Accrual Redemptions ownership percentage	2.10%
D M A Q Sponsor Four [Member]
Common stock, shares outstanding	3,162,500
Accrual Redemptions ownership percentage	23.90%
I Bankers Five [Member]
Common stock, shares outstanding	313,951
Accrual Redemptions ownership percentage	2.40%
Trugolf Holdings Inc [Member]
Common stock, shares outstanding	13,255,112
Accrual Redemptions ownership percentage	100.00%